Discontinued operations (Details Narrative) R$ in Thousands	Aug. 03, 2021 BRL (R$)
Copel Telecommunicacoes S A [Member]
IfrsStatementLineItems [Line Items]
Transfer of assets and liabilities	R$ 2,506,837